Provisions - Schedule of other provisions (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Provisions [abstract]
Non-current	€ 932	€ 960
Current	7,933	24,714
PROVISIONS	€ 8,865	€ 25,674